Fair Value Measurements Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Changes in fair value [Abstract]
Balance	$ 41	$ 68
Sale of Level 3 assets		(25)
Principal payments	(1)	(2)
Balance	$ 40	$ 41